CONDENSED AND UNAUDITED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (HKD) In Thousands, except Share data, unless otherwise specified	2 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenue	244,121	240,978	982,728	1,033,750	1,291,223	1,323,533	966,755
Cost of revenues	(201,002)	(214,354)	(859,452)	(883,694)	(1,142,653)	(1,074,880)	(810,187)
Gross profit	43,119	26,624	123,276	150,056	148,570	248,653	156,568
Operating expenses
Selling, general and administrative expenses	(15,721)	(14,873)	(65,676)	(64,487)	(81,557)	(83,584)	(63,824)
Other income	484	77	2,620	529	2,431	4,711	4,364
Write-off of property, plant and equipment					(690)	(1,791)	(40,348)
Gain/(loss) on disposal of property, plant and equipment	(1,262)	55	(1,203)	611	938	1,315	1,077
Total operating expenses, net	(16,499)	(14,741)	(64,259)	(63,347)	(78,878)	(79,349)	(98,731)
Income from operations	26,620	11,883	59,017	86,709	69,692	169,304	57,837
Interest income	45	59	145	163	218	124	60
Interest expense	(446)	(544)	(1,810)	(2,327)	(2,695)	(3,008)	(2,733)
Income before income tax expense	26,219	11,398	57,352	84,545	67,215	166,420	55,164
Income tax expense	(1,196)	(2,611)	(5,865)	(21,877)	(16,811)	(33,106)	(10,857)
Net income	25,023	8,787	51,487	62,668	50,404	133,314	44,307
Other comprehensive income
Foreign currency translation adjustment	(248)	0	(649)	7,138	7,408	218	1,756
Comprehensive income attributable to Plastec Technologies, Ltd.	24,775	8,787	50,838	69,806	57,812	133,532	46,063
Net income per share (note 11):
Weighted average number of ordinary shares	14,292,228	16,733,196	14,498,320	13,469,699	15,944,233	7,891,754	7,054,583
Weighted average number of diluted ordinary shares	14,292,228	16,733,196	14,498,320	13,469,699	15,944,233	7,891,754	7,054,583
Basic earnings per share attributable to Plastec Technologies, Ltd. (in dollars per share)	1.8	0.5	3.6	4.7	3.2	16.9	6.3
Diluted earnings per share attributable to Plastec Technologies, Ltd. (in dollars per share)	1.8	0.5	3.6	4.7	3.2	16.9	6.3